                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

               Schwab Capital Trust - Schwab Monthly Income Funds
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
               Schwab Capital Trust - Schwab Monthly Income Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 - March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Schwab Capital Trust
Schwab Monthly Income Fund - Maximum Payout(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------                                   -----------   -----------
 96.9% OTHER INVESTMENT COMPANIES                           25,087        25,081
                                                                     -----------
 96.9% TOTAL INVESTMENTS                                    25,087        25,081
  3.1% OTHER ASSETS AND LIABILITIES, NET                                     802
                                                                     -----------
100.0% TOTAL NET ASSETS                                                   25,883

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
OTHER INVESTMENT COMPANIES 96.9% OF NET ASSETS
EQUITY FUNDS 9.7%
Schwab Dividend Equity Fund,
   Select Shares (a)                                        91,855         1,247
Schwab Global Real Estate
   Fund, Select Shares (a)                                 157,334         1,265
                                                                     -----------
                                                                           2,512
FIXED-INCOME FUNDS 80.4%
Laudus Mondrian International
   Fixed Income Fund, Institutional Shares (a)             144,490         1,631

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
Schwab Premier Income Fund, Select Shares (a)              856,728         8,627
Schwab Short-Term Bond Market Fund (a)                     392,627         3,769
Schwab Total Bond Market Fund (a)                          719,545         6,786
                                                                     -----------
                                                                          20,813
MONEY FUNDS 6.8%
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                            1,755,698         1,756
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $25,087)                                                            25,081
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08 the tax basis cost of the fund's investments was $25,087 and the unrealized appreciation and depreciation were $26 and ($32), respectively, with a net unrealized depreciation of ($6).

(a)  Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                 INVESTMENTS
Valuation Inputs                                IN SECURTIES
----------------                                ------------
Level 1 - Quoted Prices                            $25,081
Level 2 - Other Significant Observable Inputs      $     0
Level 3 - Significant Unobservable Inputs          $     0
TOTAL                                              $25,081

Schwab Capital Trust
Schwab Monthly Income Fund - Enhanced Payout(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------                                   -----------   -----------
 94.8% OTHER INVESTMENT COMPANIES                           10,594        10,593
                                                                     -----------
 94.8% TOTAL INVESTMENTS                                    10,594        10,593
  5.2% OTHER ASSETS AND LIABILITIES, NET                                     583
                                                                     -----------
100.0% TOTAL NET ASSETS                                                   11,176

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
OTHER INVESTMENT COMPANIES 94.8% OF NET ASSETS
EQUITY FUNDS 23.7%
Laudus International
   MarketMasters Fund, Select Shares (a)                    16,160           319
Laudus Rosenberg U.S. Large Capitalization Growth
   Fund, Institutional Shares (a)                           34,811           318
Schwab Dividend Equity Fund, Select Shares (a)              85,340         1,159
Schwab Global Real Estate Fund, Select Shares (a)          106,294           855
                                                                     -----------
                                                                           2,651

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
FIXED-INCOME FUNDS                                                          66.3%
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                                 46,932           530
Schwab Premier Income Fund, Select Shares (a)              304,100         3,062
Schwab Short-Term Bond Market Fund (a)                     132,631         1,273
Schwab Total Bond Market Fund (a)                          270,074         2,547
                                                                     -----------
                                                                           7,412
MONEY FUNDS 4.8%
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                              529,555           530
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $10,594)                                                            10,593
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08 the tax basis cost of the fund's investments was $10,594 and the unrealized appreciation and depreciation were $14 and ($15), respectively, with a net unrealized depreciation of ($1).

(a)  Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURTIES
----------------                                ------------
Level 1 - Quoted Prices                            $10,593
Level 2 - Other Significant Observable Inputs      $     0
Level 3 - Significant Unobservable Inputs          $     0
TOTAL                                              $10,593

Schwab Capital Trust
Schwab Monthly Income Fund - Moderate Payout(TM)

PORTFOLIO HOLDINGS As of March 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------                                   -----------   -----------
 97.0% OTHER INVESTMENT COMPANIES                            7,667         7,668
                                                                     -----------
 97.0% TOTAL INVESTMENTS                                     7,667         7,668
  3.0% OTHER ASSETS AND LIABILITIES, NET                                     241
                                                                     -----------
100.0% TOTAL NET ASSETS                                                    7,909

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
OTHER INVESTMENT COMPANIES 97.0% OF NET ASSETS
EQUITY FUNDS 38.8%
Laudus International
   MarketMasters Fund, Select
   Shares (a)                                               23,392           462
Laudus Rosenberg U.S. Large Capitalization Growth
   Fund, Institutional Shares (a)                           50,390           461
Schwab Dividend Equity Fund, Select Shares (a)              95,463         1,296
Schwab Global Real Estate Fund, Select Shares (a)          105,777           851
                                                                     -----------
                                                                           3,070

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ X 1,000)
--------                                               -----------   -----------
FIXED-INCOME FUNDS 55.3%
Laudus Mondrian International
   Fixed Income Fund, Institutional
   Shares (a)                                               33,962           383
Schwab Premier Income Fund, Select Shares (a)              174,543         1,758
Schwab Short-Term Bond Market Fund (a)                      87,982           845
Schwab Total Bond Market Fund (a)                          146,586         1,382
                                                                     -----------
                                                                           4,368
MONEY FUNDS  2.9%
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                              229,947           230
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $7,667)                                                              7,668
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 03/31/08 the tax basis cost of the fund's investments was $7,667 and the unrealized appreciation and depreciation were $13 and ($12), respectively, with a net unrealized appreciation of $1.

(a)  Issuer is affiliated with the fund's adviser.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's investments carried at value:

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURTIES
----------------                                ------------
Level 1 - Quoted Prices                            $7,668
Level 2 - Other Significant Observable Inputs      $    0
Level 3 - Significant Unobservable Inputs          $    0
TOTAL                                              $7,668

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust - Schwab Monthly Income Funds


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 5/16/2008


By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: 5/16/2008